SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Class A Ordinary Shares Subject to Possible Redemption (Details) - USD ($)	11 Months Ended	15 Months Ended
	Dec. 31, 2021	Mar. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gross proceeds	$ 230,000,000	$ 230,000,000
Proceeds allocated to Public Warrants	(9,813,334)	(9,813,334)
Issuance costs allocated to Class A ordinary shares	(13,029,901)	(13,029,901)
Accretion of carrying value to redemption value	28,593,235	28,593,235
Class A ordinary shares subject to possible redemption	$ 235,750,000	$ 235,750,000